UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number        811-4915

                          DNP Select Income Fund Inc.

        (Exact name of registrant as specified in charter)

  200 South Wacker Drive, Suite 500, Chicago, Illinois 60606

(Address of principal executive offices)                 (Zip code)

Alan M. Meder	Lawrence R. Hamilton, Esq.
DNP Select Income Fund Inc.	Mayer Brown LLP
200 South Wacker Drive, Suite 500	71 South Wacker Drive
Chicago, Illinois 60606	Chicago, Illinois 60606

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 368-5510

Date of fiscal year end: October 31

Date of reporting period: July 31, 2015

Item 1.	Schedule of Investments.

See the Statement of Net Assets below.

DNP SELECT INCOME FUND INC.
STATEMENT OF NET ASSETS
JULY 31, 2015
(Unaudited)

		Value
Shares	Description	(Note 1)

COMMON STOCKS & MLP INTERESTS--117.0%

	ELECTRIC, GAS AND WATER--71.7%
1,500,000	Alliant Energy Corp.(a)	$92,265,000
1,800,000	Ameren Corp.	73,944,000
900,000	American Electric Power Company, Inc.	50,913,000
1,000,000	American Water Works Co.	51,910,000
500,000	Atmos Energy Corp.	27,650,000
3,071,300	CenterPoint Energy Inc.(a)	59,398,942
2,500,000	CMS Energy Corp.(a)	85,650,000
1,100,000	Dominion Resources, Inc.(a)(b)	78,870,000
1,000,000	DTE Energy Co.(a)(b)	80,460,000
1,000,000	Duke Energy Corp.	74,220,000
2,000,000	Eversource Energy(a)(b)	99,440,000
2,500,000	Great Plains Energy Inc.(a)(b)	65,275,000
500,000	The Laclede Group, Inc.	27,055,000
1,000,000	NextEra Energy, Inc.(a)(b)	105,200,000
1,900,000	NiSource Inc.	33,174,000
800,000	Northwest Natural Gas Co.	34,632,000
2,300,000	OGE Energy Corp.	68,448,000
1,000,000	Piedmont Natural Gas Co.	38,010,000
2,000,000	Portland General Electric Co.	72,020,000
1,800,000	Public Service Enterprise Group Inc.(a)(b)	75,006,000
1,900,000	Questar Corp.(a)(b)	42,066,000
900,000	Sempra Energy(a)	91,602,000
1,500,000	Southern Co.(a)(b)	67,095,000
1,500,000	Vectren Corp.(a)(b)	63,150,000
800,000	WEC Energy Group, Inc.	39,200,000
2,000,000	Westar Energy, Inc.(a)(b)	75,300,000
1,000,000	WGL Holdings Inc.	55,900,000
2,400,000	Xcel Energy Inc.(a)(b)	83,208,000
		1,811,061,942

The accompanying notes are an integral part of this financial statement.

DNP SELECT INCOME FUND INC.
STATEMENT OF NET ASSETS – (Continued)
JULY 31, 2015
(Unaudited)

		Value
Shares	Description	(Note 1)

	OIL & GAS STORAGE, TRANSPORTATION AND PRODUCTION--30.8%
305,000	Antero Midstream Partners LP	$ 8,137,400
1,900,000	Columbia Pipeline Group, Inc.	55,442,000
620,000	Columbia Pipeline Partners LP	14,532,800
357,000	DCP Midstream Partners LP	11,138,400
355,000	Dominion Midstream Partners, LP	12,467,600
684,000	Enbridge Energy Partners LP	21,498,120
1,600,000	Enbridge Inc. (Canada)(a)	69,696,000
1,040,532	Energy Transfer Equity LP	31,299,203
441,911	Energy Transfer Partners LP	22,625,843
880,000	EnLink Midstream Partners LP	17,309,600
766,000	Enterprise Products Partners LP	21,700,780
265,000	EQT GP Holdings, LP	8,641,650
251,000	EQT Midstream Partners LP	19,773,780
665,000	GasLog Partners LP (Marshall Islands)	14,151,200
407,000	Genesis Energy LP	18,066,730
1,600,526	Kinder Morgan Inc.(a)	55,442,221
400,090	Magellan Midstream Partners LP	28,166,336
396,500	MarkWest Energy Partners LP	25,946,960
160,000	NuStar Energy LP	9,051,200
475,610	Plains All American Pipeline LP	19,856,717
440,000	Plains GP Holdings LP-CL A	11,281,600
230,625	Shell Midstream Partners LP	9,792,337
1,915,000	Spectra Energy Corp.(a)	57,947,900
479,000	Sunoco Logistics Partners LP	17,924,180
380,000	Tallgrass Energy GP, LP	11,430,400
500,000	Tallgrass Energy Partners LP	23,125,000
90,000	Targa Resources Corp.	7,960,500
476,000	Targa Resources Partners LP	17,821,440
402,229	Tesoro Logistics LP	21,092,889
1,000,000	TransCanada Corp. (Canada)(a)(b)	38,910,000
182,440	Valero Energy Partners LP	8,569,207
366,460	Westlake Chemical Partners LP	7,842,244
309,000	Western Gas Partners LP	18,224,820
800,000	The Williams Companies, Inc.	41,984,000
		778,851,057

The accompanying notes are an integral part of this financial statement.

DNP SELECT INCOME FUND INC.
STATEMENT OF NET ASSETS – (Continued)
JULY 31, 2015
(Unaudited)

		Value
Shares	Description	(Note 1)

	TELECOMMUNICATIONS--14.5%
1,708,260	AT&T Inc.(a)(b)	$59,344,952
939,200	BCE Inc. (Canada)(a)(b)	38,638,688
800,000	CenturyLink Inc.	22,880,000
800,000	Communications Sales & Leasing, Inc.	16,680,000
630,000	Crown Castle International Corp.	51,603,300
3,518,491	Frontier Communications Corp.(a)(b)	16,607,278
1,000,000	Orange SA (France)	16,500,939
1,094,800	Telus Corp. (Canada)	37,574,711
1,560,089	Verizon Communications Inc.(a)(b)	72,996,564
782,200	Vodafone Group Plc ADR (United Kingdom)	29,551,516
666,666	Windstream Holdings, Inc.	3,233,330
		365,611,278
	Total Common Stocks & MLP Interests (Cost $2,357,223,271)	2,955,524,277

PREFERRED STOCKS--1.7%

	UTILITY--0.1%
50,000	Exelon Corp. 6 1/2%, due 6/01/17	2,337,000
		2,337,000
	NON-UTILITY--1.6%
600,000	Realty Income Corp. 6 5/8% Series F Perpetual	15,906,000
400,000	Regency Centers Corp. 6 5/8% Series 6 Perpetual	10,380,000
234,900	Vornado Realty Trust 6 5/8% Series G Perpetual	6,018,138
350,000	Vornado Realty Trust 6 5/8% Series I Perpetual	8,907,500
		41,211,638
	Total Preferred Stocks (Cost $41,036,811)	43,548,638

Par Value

BONDS--19.7%

	ELECTRIC, GAS AND WATER--10.3%
$22,000,000	Arizona Public Service Co.
	6 7/8%, due 8/01/36(a)(b)	29,048,734
10,450,000	Atmos Energy Corp.
	8 1/2%, due 3/15/19(a)(b)	12,689,268
11,000,000	Cleveland Electric Illuminating Co.
	8 7/8%, due 11/15/18(a)(b)	13,269,344
6,750,000	Commonwealth Edison Company
	6.95%, due 7/15/18	7,695,047
15,305,000	Consolidated Edison Co. of New York
	7 1/8%, due 12/01/18(a)(b)	17,927,650
9,354,000	Dominion Resources, Inc.
	6.40%, due 6/15/18(a)(b)	10,536,374
10,000,000	DPL Capital Trust II
	8 1/8%, due 9/01/31	10,253,720
20,000,000	Entergy Texas Inc.
	7 1/8%, due 2/01/19(a)(b)	23,296,380
14,376,000	Exelon Generation Co. LLC
	6.20%, due 10/01/17(a)(b)	15,683,167

The accompanying notes are an integral part of this financial statement.

DNP SELECT INCOME FUND INC.
STATEMENT OF NET ASSETS – (Continued)
JULY 31, 2015
(Unaudited)

		Value
Par Value	Description	(Note 1)

$10,000,000	Georgia Power Co.
	5.70%, due 6/01/17(a)(b)	$10,800,240
10,618,000	Indiana Michigan Power Co.
	7.00%, due 3/15/19(a)(b)	12,360,743
5,000,000	Metropolitan Edison Co.
	7.70%, due 1/15/19	5,859,440
12,000,000	National Fuel Gas Co.
	8 3/4%, due 5/01/19(a)(b)	13,817,928
3,350,000	Nevada Power Co.
	7 1/8%, due 3/15/19	3,923,349
11,315,000	NextEra Energy Capital Holdings, Inc.
	7 7/8%, due 12/15/15(a)(b)	11,593,688
10,345,000	Oncor Electric Delivery Co. LLC
	7.00%, due 9/01/22	12,720,657
14,000,000	Progress Energy Inc.
	7.05%, due 3/15/19(a)(b)	16,258,536
5,130,000	Public Service New Mexico
	7 1/2%, due 8/01/18	5,865,950
15,169,000	Sempra Energy
	6 1/2%, due 6/01/16(a)(b)	15,842,534
5,000,000	Sempra Energy
	6.15%, due 6/15/18	5,605,595
5,000,000	Talen Energy Supply, LLC
	6 1/2%, due 5/01/18	5,356,250
		260,404,594

	OIL & GAS STORAGE, TRANSPORTATION AND PRODUCTION--5.1%
6,488,000	Energy Transfer Partners
	7.60%, due 2/01/24	7,550,332
8,850,000	Energy Transfer Partners
	8 1/4%, due 11/15/29	11,432,766
5,000,000	Enterprise Products Operating LLC
	6 1/2%, due 1/31/19	5,669,775
12,826,000	EQT Corp.
	8 1/8%, due 6/01/19(a)(b)	15,196,527
8,030,000	Kinder Morgan, Inc.
	6.85%, due 2/15/20	9,187,203
14,445,000	Magellan Midstream Partners, LP
	6.40%, due 7/15/18(a)(b)	16,077,747
11,000,000	ONEOK, Inc.
	6.00%, due 6/15/35	10,245,752
9,000,000	ONEOK Partners, LP
	8 5/8%, due 3/01/19	10,664,883
12,940,000	Spectra Energy Capital, LLC
	6.20%, due 4/15/18	14,214,862
2,615,000	Spectra Energy Capital, LLC
	6 3/4%, due 7/15/18	2,920,529
9,140,000	TransCanada PipeLines Ltd. (Canada)
	7 1/8%, due 1/15/19	10,611,330
14,380,000	Williams Partners, LP
	7 1/4%, due 2/01/17(a)(b)	15,476,532
		129,248,238

The accompanying notes are an integral part of this financial statement.

DNP SELECT INCOME FUND INC.
STATEMENT OF NET ASSETS – (Continued)
JULY 31, 2015
(Unaudited)

		Value
Par Value	Description	(Note 1)

	TELECOMMUNICATIONS--3.9%
$10,000,000	BellSouth Capital Funding Corp.
	7 7/8%, due 2/15/30(a)(b)	$12,187,490
15,000,000	CenturyLink Inc.
	6 7/8%, due 1/15/28	14,603,197
5,900,000	Comcast Corp.
	7.05%, due 3/15/33	7,711,890
15,000,000	Koninklijke KPN NV (Netherlands)
	8 3/8%, due 10/01/30(a)(b)	19,804,245
10,000,000	TCI Communications Inc.
	8 3/4%, due 8/01/15(a)(b)	10,000,000
5,000,000	TCI Communications Inc.
	7 1/8%, due 2/15/28	6,551,960
15,500,000	Verizon Global Funding Corp.
	7 3/4%, due 12/01/30	20,664,693
5,000,000	Vodafone Group Plc (United Kingdom)
	7 7/8%, due 2/15/30	6,109,815
		97,633,290
	NON-UTILITY--0.4%
8,000,000	Dayton Hudson Corp.
	9 7/8%, due 7/01/20	10,554,672
		10,554,672
	Total Bonds (Cost $486,942,306)	497,840,794

TOTAL INVESTMENTS--138.4% (Cost $2,885,202,388)		3,496,913,709
Borrowings--(27.7)%		(700,000,000)
Other assets less liabilities--(10.7)%		(270,940,412)
NET ASSETS APPLICABLE TO COMMON STOCK--100.0%		$2,525,973,297

The accompanying notes are an integral part of this financial statement.

DNP SELECT INCOME FUND INC.
STATEMENT OF NET ASSETS – (Continued)
JULY 31, 2015
(Unaudited)

(a) All or a portion of this security has been pledged as collateral for borrowings and made available for loan.

(b) All or a portion of this security has been loaned.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable to common stock of the Fund.

Note 1. Investment Valuation

The Fund's investments are carried at fair value which is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. The three-tier hierarchy of inputs established to classify fair value measurements for disclosure purposes is summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. For more information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements contained in its semi-annual report. The following is a summary of the inputs used to value each of the Fund's investments at July 31, 2015:

	Level 1	Level 2
Common stocks & MLP interests	$2,955,524,277	-
Preferred stocks	43,548,638	-
Bonds	-	$497,840,794
Total	$2,999,072,915	$497,840,794

There were no Level 3 priced securities held and there were no transfers between Level 1 and Level 2 related to securities held at July 31, 2015.

Note 2. Federal Tax Cost

At October 31, 2014, the Fund's most recent fiscal tax year end, the federal tax cost of investments and aggregate gross unrealized appreciation (depreciation) were as follows:

	Unrealized	Unrealized	Net Unrealized
Federal Tax Cost	Appreciation	Depreciation	Appreciation
$2,866,087,593	$981,028,616	$(61,246,204)	$919,782,412

The difference between the book basis and tax basis of unrealized appreciation (depreciation) and cost of investments is primarily attributable to MLP earnings and basis adjustments, the tax deferral of wash sale losses, the accretion of market discount and amortization of premiums and alternative tax treatment of certain securities.

Other information regarding the Fund is available on the Fund's website at www.dnpselectincome.com or the Securities and Exchange Commission's website at www.sec.gov.

Item 2.  Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on an evaluation of those controls and procedures made as of a date within 90 days of the filing date of this report as required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibit 99.CERT Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	DNP SELECT INCOME FUND INC.

By (Signature and Title)	/s/ Nathan I. Partain
Nathan I. Partain
President and Chief Executive Officer
(Principal Executive Officer)

Date	September 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Nathan I. Partain
Nathan I. Partain
President and Chief Executive Officer
(Principal Executive Officer)

Date	September 22, 2015

By (Signature and Title)	/s/ Alan M. Meder
Alan M. Meder
Treasurer and Assistant Secretary
(Principal Financial and Accounting Officer)

Date	September 22, 2015